STOCK-BASED COMPENSATION. (Details 2) - Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Begining Balance	1,077,000	930,000	463,000
Issued	1,175,000	664,000	742,000
Vested	(540,000)	(480,000)	(250,000)
Canceled	(77,000)	(37,000)	(25,000)
Ending Balance	163,500	1,077,000	930,000
Weighted Average Grant Date Fair Value
Begining Balance	$ 6.31	$ 6.57	$ 10.00
Issued	3.07	6.65	5.24
Vested	7.69	7.30	9.01
Canceled	7.14	6.08	6.24
Ending Balance	$ 3.49	$ 6.31	$ 6.57